TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (188)	$ (840)	$ (411)
Tax rates	23.00%	23.00%	24.00%
Theoretical tax benefit	$ (43)	$ (193)	$ (99)
Non- deductible expenses	38	37	24
Loss and timing differences for which no deferred tax was provided	(2)	187	50
Tax adjustment in respect of different tax rate of subsidiaries	3	6	12
Changes in provision for uncertain tax positions	8	9	4
Taxes on income, net, as reported in the statements of operations	$ 4	$ 46	$ (9)